Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation and Qualifying Accounts [ Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2011, 2010 AND 2009
(in thousands)

COLUMN A	COLUMN B	COLUMN C			COLUMN D		COLUMN E
			ADDITIONS
		ADDITIONS	(DEDUCTIONS)
	BALANCE AT	CHARGED TO	CHARGED TO		DEDUCTIONS		BALANCE
	BEGINNING	COSTS AND	OTHER		FROM		AT END OF
DESCRIPTION	OF PERIOD	EXPENSES	ACCOUNTS		RESERVE		PERIOD

YEAR ENDED JUNE 30, 2011:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,379	$2,029	$111	(A)	$1,503	(B)	$7,016

YEAR ENDED JUNE 30, 2010:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,464	$2,508	($95)	(A)	$2,498	(B)	$6,379

YEAR ENDED JUNE 30, 2009:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,119	$4,540	$18	(A)	$4,213	(B)	$6,464

(A)	Amounts represent reserves for the return of merchandise by customers.

(B)	Amounts represent uncollectible accounts charged off.